Share Based Payments - Schedule of Determined Based on the Achievement of KPIs and Divided (Details)	Jun. 30, 2025 shares
Top [Member]
Schedule of Determined Based on the Achievement of KPIs and Divided [Line Items]
Complete Plan - total shares	765,779
Target [Member]
Schedule of Determined Based on the Achievement of KPIs and Divided [Line Items]
Complete Plan - total shares	478,778
Floor [Member]
Schedule of Determined Based on the Achievement of KPIs and Divided [Line Items]
Complete Plan - total shares	313,173